RELATED PARTY TRANSACTIONS - Summary of balance due to related parties (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 37,681	$ 4,865
Frontline
Related Party Transaction [Line Items]
Due to related parties	1,889	322
CCL
Related Party Transaction [Line Items]
Due to related parties	0	1,440
Seatankers
Related Party Transaction [Line Items]
Due to related parties	19,143	60
TFG Marine
Related Party Transaction [Line Items]
Due to related parties	15,438	2,424
Other
Related Party Transaction [Line Items]
Due to related parties	$ 1,211	$ 619